Investments in Affiliates (Related Party Transactions with Affiliates, Accounted for by Equity Method) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in affiliates	¥ 3,874	¥ 5,863
Affiliates
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in affiliates	3,783	5,708
Kyocera's trade receivables from affiliates	143	89
Kyocera's equity in earnings of affiliates	(1,500)	(1,210)	¥ (746)
Kyocera's sales to affiliates	¥ 325	¥ 716	¥ 252